Commitments and Contingencies (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Ford Motors Financing [Member]
Short-term Debt [Line Items]
2016	$ 3,504	$ 4,672
2017	4,672	4,672
2018	747	747
Total	8,923	10,091
City National Bank [Member]
Short-term Debt [Line Items]
2016	56,564	75,360
2017	75,199	75,199
2018	31,333	31,333
Total	$ 163,096	$ 181,892